United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 29, 2016 (unaudited)
Shares		Value
	COMMON STOCKS—89.1%
	Consumer Discretionary—7.2%
77,326	Big Lots, Inc.	$3,127,837
53,578	Comcast Corp., Class A	3,093,058
143,803	Darden Restaurants, Inc.	9,186,136
89,806	Foot Locker, Inc.	5,612,875
478,615	Ford Motor Co.	5,987,474
120,479	Home Depot, Inc.	14,953,853
60,806	Kohl's Corp.	2,837,816
166,904	Lowe's Cos., Inc.	11,271,027
137,579	M.D.C. Holdings, Inc.	3,041,872
24,698	McDonald's Corp.	2,894,358
123,980	TJX Cos., Inc.	9,186,918
48,909	Target Corp.	3,836,911
89,598	Walt Disney Co.	8,558,401
	TOTAL	83,588,536
	Consumer Staples—9.7%
853,964	Ahold NV, ADR	18,607,876
337,539	Altria Group, Inc.	20,782,276
112,937	Campbell Soup Co.	6,973,860
213,895	ConAgra Foods, Inc.	8,996,424
32,348	Dr. Pepper Snapple Group, Inc.	2,960,812
107,914	General Mills, Inc.	6,350,739
67,998	Kimberly-Clark Corp.	8,860,139
170,182	PepsiCo, Inc.	16,647,203
184,706	Philip Morris International, Inc.	16,813,787
129,450	Vector Group Ltd.	3,007,124
44,054	Wal-Mart Stores, Inc.	2,922,542
	TOTAL	112,922,782
	Energy—6.8%
273,401	Baker Hughes, Inc.	11,720,701
214,125	Exxon Mobil Corp.	17,162,118
93,751	Imperial Oil Ltd.	2,992,687
268,672	Marathon Petroleum Corp.	9,202,016
230,110	Tesoro Petroleum Corp.	18,565,275
329,235	Valero Energy Corp.	19,780,439
	TOTAL	79,423,236
	Financials—17.6%
91,259	Allstate Corp.	5,791,296
91,059	American Financial Group, Inc.	6,108,238
579,850	American International Group, Inc.	29,108,470
168,070	Assurant, Inc.	11,949,777
954,219	Bank of America Corp.	11,946,822
49,649	Chubb Ltd.	5,735,949
62,320	Discover Financial Services	2,892,894
193,188	First Financial Bancorp	3,239,763
825,367	Hartford Financial Services Group, Inc.	34,764,458
361,648	Hospitality Properties Trust	8,780,813
408,687	JPMorgan Chase & Co.	23,009,078

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
57,206	Marsh & McLennan Cos., Inc.	$3,263,602
137,669	NASDAQ, Inc.	8,713,071
489,832	Old Republic International Corp.	8,719,010
75,629	PNC Financial Services Group	6,149,394
52,635	Post Properties, Inc.	2,933,349
11,537	Public Storage, Inc.	2,878,366
279,213	Retail Properties of America, Inc.	4,101,639
164,750	STORE Capital Corp.	3,978,713
28,579	The Travelers Cos., Inc.	3,072,814
146,762	U.S. Bancorp	5,653,272
67,944	Vornado Realty Trust L.P.	5,867,644
133,060	Wells Fargo & Co.	6,243,175
	TOTAL	204,901,607
	Health Care—14.8%
210,950	Aetna, Inc.	22,915,499
136,750	Amgen, Inc.	19,456,790
111,026	Anthem, Inc.	14,509,988
76,909	Baxter International, Inc.	3,038,675
147,794	Cardinal Health, Inc.	12,074,770
245,715	Gilead Sciences, Inc.	21,438,634
221,049	Johnson & Johnson	23,256,565
288,177	Merck & Co., Inc.	14,469,367
571,035	Pfizer, Inc.	16,942,608
439,235	Teva Pharmaceutical Industries Ltd., ADR	24,421,466
	TOTAL	172,524,362
	Industrials—11.7%
214,598	Alaska Air Group, Inc.	15,858,792
180,153	Boeing Co.	21,290,482
66,884	Delta Air Lines, Inc.	3,226,484
118,111	Deluxe Corp.	6,780,753
177,661	General Dynamics Corp.	24,209,865
401,020	General Electric Co.	11,685,723
87,590	Huntington Ingalls Industries, Inc.	11,479,545
13,860	Lockheed Martin Corp.	2,990,849
454,371	Masco Corp.	12,813,262
145,746	Nielsen Holdings PLC	7,336,854
36,777	Northrop Grumman Corp.	7,069,275
30,724	Stanley Black & Decker, Inc.	2,888,363
29,836	United Technologies Corp.	2,882,754
103,737	Waste Management, Inc.	5,793,711
	TOTAL	136,306,712
	Information Technology—11.3%
170,481	Apple, Inc.	16,483,808
369,680	Avnet, Inc.	15,212,332
121,325	CA, Inc.	3,553,609
217,061	CSRA, Inc.	5,632,733
1,083,550	Cisco Systems, Inc.	28,367,339
218,308	Computer Sciences Corp.	6,289,453
115,828	EMC Corp.	3,026,586
234,766	Hewlett Packard Enterprise Co.	3,115,345
43,517	IBM Corp.	5,702,033

Shares		Value
	COMMON STOCKS—continued
	Information Technology—continued
126,291	Intel Corp.	$3,736,951
122,650	Juniper Networks, Inc.	3,029,455
440,622	Maxim Integrated Products, Inc.	14,919,461
444,921	Microsoft Corporation	22,637,580
	TOTAL	131,706,685
	Materials—2.1%
262,521	Avery Dennison Corp.	17,095,367
61,762	Bemis Co., Inc.	3,030,661
66,835	Cabot Corp.	2,976,163
38,088	Worthington Industries, Inc.	1,184,918
	TOTAL	24,287,109
	Telecommunication Services—3.7%
139,329	BCE, Inc.	6,007,867
191,926	CenturyLink, Inc.	5,871,016
608,577	Verizon Communications, Inc.	30,873,111
	TOTAL	42,751,994
	Utilities—4.2%
136,815	Duke Energy Corp.	10,162,619
161,172	Entergy Corp.	11,638,230
92,764	FirstEnergy Corp.	3,104,811
308,106	NiSource, Inc.	6,618,117
329,329	Public Service Enterprises Group, Inc.	14,049,175
90,721	UGI Corp.	3,353,048
	TOTAL	48,926,000
	TOTAL COMMON STOCKS (IDENTIFIED COST $972,519,382)	1,037,339,023
	INVESTMENT COMPANIES—12.1%[1]
75,672,213	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[2]	75,672,213
11,271,727	High Yield Bond Portfolio	64,812,432
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $145,715,834)	140,484,645
	TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $1,118,235,216)[3]	1,177,823,668
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(13,397,805)
	TOTAL NET ASSETS—100%	$1,164,425,863
1	Affiliated holdings.
2	7-day net yield.
3	At February 29, 2016, the cost of investments for federal tax purposes was $1,118,235,216. The net unrealized appreciation of investments for federal tax purposes was $59,588,452. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $97,677,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,089,094.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$977,972,273	$—	$—	$977,972,273
International	59,366,750	—	—	59,366,750
Investment Companies	75,672,213	64,812,432[1]	—	140,484,645
TOTAL SECURITIES	$1,113,011,236	$64,812,432	$—	$1,177,823,668
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016